Transition to IFRS 16 - Additional Information (Detail) - IFRS 16 [Member] $ in Millions	Nov. 01, 2019 CAD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right of use assets	$ 3,620
Lease liabilities	$ 3,648
Weighted average incremental borrowing rate	3.50%